Shareholder Report, Line Graph (Details) 194690_Themes Cybersecurity ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Sep. 30, 2024	Dec. 08, 2023	Sep. 30, 2025
Themes Cybersecurity ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Themes Cybersecurity ETF
Accumulated Value	$ 11,583	$ 10,000	$ 13,984
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Accumulated Value	12,405	10,000	$ 14,548
Solactive Cyber Security Index
Account Value [Line Items]
Line Graph and Table Measure Name			Solactive Cyber Security Index
Accumulated Value	$ 11,631	$ 10,000	$ 14,125